MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise Global Water ESG Fund - TBLU
(the “Fund”)

Supplement dated May 23, 2019 to the

Prospectus for the Fund dated March 30, 2019

Effective immediately, the disclosure under “Fund Distributions” on page 20 of the Fund’s prospectus is revised as follows:

“Fund Distributions
The Fund expects to pay out dividends from its net investment income semi-annually and distribute its net capital gains, if any, to investors at least annually.”

This supplement should be retained with your Prospectus for future reference.